Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.faegredrinker.com

August 18, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant” or the “Trust”) File Nos. 033-18781 and 811-05407

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 65 to Registrant’s Registration Statement on Form
N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of two new portfolios of the Trust: the Enhanced Income Intermediate Credit Portfolio and the Enhanced Income Credit Plus Equity Portfolio.

Questions and comments concerning the Amendment can be directed to the undersigned at (215) 988-3328.

Very Truly Yours, /s/ Andrew E. Seaberg Andrew E. Seaberg

Enclosures
cc:	Mr. Jay Johnson Michael P. Malloy